As filed with the Securities and Exchange Commission on January 8, 2024

Securities Act File No. 333-273837

Investment Company Act File No. 811-23892

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☒ Registration Statement Under the Securities Act of 1933
Pre-Effective Amendment No. 4
Post-Effective Amendment No.

and/or

☒ Registration Statement Under the Investment Company Act of 1940

Amendment No. 4

CAZ STRATEGIC OPPORTUNITIES FUND

(Exact name of Registrant as specified in Charter)

One Riverway, Suite 2000, Houston, Texas 77056

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (713) 403-8250

Christopher A. Zook

CAZ Investments LP

One Riverway, Suite 2000

Houston, Texas 77056

(Name and address of agent for service)

COPY TO:

Thomas J. Friedmann, Esquire

Matthew J. Carter, Esquire

Alexander C. Karampatsos, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Approximate Date of Commencement of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☒	Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.
☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
☐	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.
☐	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.
☐	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).
☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).
☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.
☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 4 to the Registration Statement on Form N-2 (File No. 333-273837) of CAZ Strategic Opportunities Fund (the “Registration Statement”) is being filed solely for the purpose of updating Item 30 of the Registration Statement. Accordingly, this Pre-Effective Amendment No. 4 consists only of a facing page, this explanatory note, and Part C of the Registration Statement on Form N-2 setting forth the exhibits to the Registration Statement. This Pre-Effective Amendment No. 4 does not modify any other part of the Registration Statement. This Pre-Effective Amendment No. 4 incorporates by reference the information contained in Parts A and B of the Registration Statement.

PART C:

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)       Financial Statements

Part A: Not applicable, as Registrant has not yet commenced operations.

Part B: Statement of Assets and Liabilities. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 are included in Part B of this Registrant Statement.

(2)       Exhibits:

(a)	(1) Certificate of Trust (incorporated by reference from Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed August 9, 2023)
(2)	Certificate of Amendment to the Certificate of Trust (incorporated by reference from Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed August 9, 2023)
(3)	Second Amended and Restated Declaration of Trust dated January 3, 2024 (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed January 5, 2024)

(b) By-Laws (incorporated by reference from Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed December 19, 2023)

(c)	Not applicable.
(d)	Form of Amended and Restated Multiple-Class Plan Pursuant to Rule 18f-3 (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed January 5, 2024)
(e)	Dividend Reinvestment Plan (incorporated by reference from Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed December 19, 2023)
(f)	Not applicable.
(g)	Investment Advisory Agreement between the Registrant and CAZ Investments Registered Adviser LLC (incorporated by reference from Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed December 19, 2023)
(h)	(1) Distribution Agreement (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed January 5, 2024)
(2)	Distribution and Service Plan (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed January 5, 2024)
(i)	Not applicable.
(j)	Custody Agreement (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed January 5, 2024)
(k)	(1) Master Services Agreement (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed January 5, 2024)

(2)	Services Agreement (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed January 5, 2024)
(3)	Expense Support Agreement (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed January 5, 2024)
(4)	Expense Support Agreement for Class F (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed January 5, 2024)
(l)	Opinion and Consent of Counsel (incorporated by reference from Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed December 19, 2023)
(m)	Not applicable.
(n)	Consent of Independent Registered Public Accounting Firm (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed January 5, 2024)
(o)	Not applicable.
(p)	Subscription Agreement (incorporated by reference from Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed December 19, 2023)
(q)	Not applicable.
(r)	(1) Code of Ethics of Registrant (incorporated by reference from Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed December 19, 2023)
(2)	Code of Ethics of Adviser (incorporated by reference from Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed December 19, 2023)
(s)	Calculation of Filing Fee Table (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed January 5, 2024)
(t)	Power of Attorney (incorporated by reference from Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2, SEC File No. 333-273837, filed December 19, 2023)

Item 26. Marketing Arrangements

The information contained under the heading “Plan of Distribution” in the prospectus that forms a part of this Registration Statement is incorporated herein by reference.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Securities and Exchange Commission Registration Fees	$147,600
Blue Sky	$40,000
Printing Expenses	$25,000
Legal Fees and Expenses	$675,000
Accounting Fees	$10,000
Miscellaneous	$2,400
Total	$900,000

Item 28. Persons Controlled by or Under Common Control with Registrant

The Registrant does not control any other person. The Registrant is not aware of any person that is directly or indirectly under common control with the Registrant, except that the Registrant may be deemed to be controlled by CAZ Investments Registered Adviser LLC, the Registrant’s investment adviser and, therefore, deemed to be under common control with one or more funds deemed to be controlled by the Adviser or its affiliates. Information regarding the ownership of CAZ Investments Registered Adviser LLC is set forth in its Form ADV as filed with the SEC (File No. 801-128764).

Item 29. Number of Holders of Securities

As of December 5, 2023:

Title of Class	Number of Record Holders
Class A Shares of Beneficial Interest	None
Class D Shares of Beneficial Interest	None
Class F Shares of Beneficial Interest	None
Class I Shares of Beneficial Interest	1
Class R Shares of Beneficial Interest	None

Item 30. Indemnification

The Registrant’s various agreements with its service providers provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

CAZ Investments Registered Adviser LLC (the “Adviser”) serves as investment adviser to the Registrant. The executive officers of the Adviser are listed in the investment adviser registration on Form ADV for the Adviser (File No. 801-128764) and are hereby incorporated herein by reference thereto.

Item 32. Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant’s custodian, Fifth Third Bank, National Association, the Registrant’s administrators, FSG Operating LLC and Ultimus Fund Solutions, LLC, the Registrant’s transfer agent, Ultimus Fund Solutions, LLC, and the Registrant’s investment manager, CAZ Investments Registered Adviser LLC. The Registrant’s corporate records are maintained at CAZ Investments Registered Adviser LLC, One Riverway, Suite 2000, Houston, Texas 77056 and its financial ledgers are maintained at Fifth Third Bank, National Association, 38 Fountain Square Plaza, MD 1090X9, Cincinnati, OH 45263.

Item 33. Management Services

Not Applicable

Item 34. Undertakings

We hereby undertake:

1.      The Registrant undertakes to suspend the offering of its Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.      Not applicable.

3.      The Registrant undertakes:

(a)    to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1)    to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2)    to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

(3)    to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b)    that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)    to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)    that, for the purpose of determining liability under the Securities Act to any purchaser:

(1)    Not applicable;

(2)    if the Registrant is subject to Rule 430C [17 CFR 230.430C]: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)    that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities. The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)    any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2)    free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(3)    the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act [17 CFR 230.482] relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4)    any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4.      The Registrant undertakes that:

(a)    Not applicable; and

(b)    For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5.      Not applicable.

6.      Not applicable.

7.      The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, and State of Texas, on the 8th day of January 2024.

CAZ Strategic Opportunities Fund (A Delaware statutory trust)
By: /s/ Christopher A. Zook
Christopher A. Zook
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this pre-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ Christoher A. Zook	Trustee, President and Chief Executive Officer
Christopher A. Zook		January 8, 2024
/s/ Marcie McVeigh	Chief Financial Officer, Principal Accounting Officer and Treasurer
Marcie McVeigh		January 8, 2024
*	Trustee
Austin Adams		January 8, 2024
*	Trustee
Frank Easterly		January 8, 2024
*	Trustee
Richard Wilson		January 8, 2024
/s/ Matthew Lindholm	Trustee
Matthew Lindholm		January 8, 2024

* By: /s/ Christopher A. Zook

Christopher A. Zook, Attorney-in-fact
*	Pursuant to Power of Attorney